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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2001

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.):      [X] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

    /s/ MARK D. LERNER                BALTIMORE, MARYLAND            3/11/02
    -----------------------------     ---------------------------    --------
            [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    49
                                           ------------------------------

Form 13F Information Table Value Total:    $402,357
                                           ------------------------------
                                                    (thousands)

We have separately submitted a request for the confidential treatment of certain securities holdings of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1           COLUMN 2        COLUMN 3    COLUMN 4             COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8
----------------    --------------     --------    --------     ------------------------   ----------   --------  ------------------
                                                    VALUE       SHRS OR     SH/    PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
 NAME OF ISSUER     TITLE OF CLASS      CUSIP      (x$1000)     PRN AMT     PRN    CALL    DISCRETION   MANAGERS  SOLE  SHARED  NONE
----------------    --------------     --------    --------     ---------  -----  ------   ----------   --------  ----- ------- ----
AMERISOURCE BERGEN
CORP.                   COMMON        03073E105      3,807        59,900     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

AQUILA INC.             COMMON        03840J106      5,036       294,500     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

AVIRON                  COMMON        053762100      4,908        98,700     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

BARR LABORATORIES       COMMON        068306109      2,206        27,800     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

CANTV TELEFONOS         COMMON        204421101        221        15,706     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

CARDINAL HEALTH         COMMON        14149Y108      6,218        96,171     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

CAREMARK RX, INC.       COMMON        141705103     80,275     4,921,800     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

JP MORGAN CHASE & CO    COMMON        46625H100      1,207        33,200     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

CHEVRON TEXACO CORP     COMMON        166764100      7,492        83,611     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

CITIGROUP INC.          COMMON        172967101     15,107       299,274     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

CP SHIPS LIMITED        COMMON        22409V102      1,670       155,000     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

CVS CORP.               COMMON        126650100      1,332        45,000     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

CVS CORP.               COMMON        126650100        740        25,000     SH       CALL     SOLE                             NONE
------------------------------------------------------------------------------------------------------------------------------------

CVS CORP.               COMMON        126650100      4,440       150,000     SH       CALL     SOLE                             NONE
------------------------------------------------------------------------------------------------------------------------------------

DIME BANCORP            COMMON        25429Q102        361        10,000     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

DOW CHEMICAL            COMMON        260543103      5,975       176,887     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

    COLUMN 1           COLUMN 2        COLUMN 3    COLUMN 4             COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8
----------------    --------------     --------    --------     ------------------------   ----------   --------  ------------------
                                                    VALUE       SHRS OR     SH/    PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
 NAME OF ISSUER     TITLE OF CLASS      CUSIP      (x$1000)     PRN AMT     PRN    CALL    DISCRETION   MANAGERS  SOLE  SHARED  NONE
----------------    --------------     --------    --------     ---------  -----  ------   ----------   --------  ----- ------- ----
DTE ENERGY              COMMON        233331107      1,029        24,528     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

EL PASO CORP            COMMON        337932107        713        15,984     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

FAIRMONT HOTEL &
RESORT                  COMMON        305204109      1,134        47,575     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

FIRST ENERGY CORP.      COMMON        337932107        545        15,578     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

FLEET BOSTON
FINANCIAL CORP          COMMON        339030108        390        10,674     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

GLOBALSANTAFE CORP      COMMON        G3930E101        699        24,500     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

HOTJOBS.COM             COMMON        441474103        499        48,000     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME
TECH                    COMMON        459902102      6,591        96,500     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

JDS UNIPHASE            COMMON        46612J101      3,498       402,760     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

JOHNSON & JOHNSON       COMMON        478160104     50,519       854,800     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

LSI LOGIC               COMMON        538021106        437        27,700     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

MARITRANS INC.          COMMON        570363101        857        71,700     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

MARVELL TECHNOLOGY      COMMON        G5876H105        321         8,965     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

MICROCHIP TECH          COMMON        595017104        290         7,473     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

MITCHELL ENERGY         COMMON        606592202      2,132        40,000     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

    COLUMN 1           COLUMN 2        COLUMN 3    COLUMN 4             COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8
----------------    --------------     --------    --------     ------------------------   ----------   --------  ------------------
                                                    VALUE       SHRS OR     SH/    PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
 NAME OF ISSUER     TITLE OF CLASS      CUSIP      (x$1000)     PRN AMT     PRN    CALL    DISCRETION   MANAGERS  SOLE  SHARED  NONE
----------------    --------------     --------    --------     ---------  -----  ------   ----------   --------  ----- ------- ----
NASDAQ 100 TRUST        COMMON        631100104        778        20,000     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

NORTHROP GRUMMAN        COMMON        666807102     28,795       285,641     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

PANCANADIAN ENERGY      COMMON        69831A107      4,182       161,200     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

PEPSICO, INC.           COMMON        713448108     22,992       472,220     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

PULTE HOMES             COMMON        745867101      4,865       108,900     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

RIGHCHOICE MANAGED
CARE                    COMMON        76657T102     22,075       315,400     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

SANMINA, INC.           COMMON        800907107        954        47,960     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

SHIRE PHARMACEUTICALS   COMMON        82481R106      1,638        44,755     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

SUIZA FOODS             COMMON        865077101        576         8,451     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN SEDCO        COMMON        G90078109      1,933        57,150     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

TWEETER HOME
ENTERTAINMENT           COMMON        901167106      1,008        34,800     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

TYSON FOODS             COMMON        902494103      1,838       159,119     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

US BANCORP              COMMON        902973304      2,036        97,300     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY           COMMON        91913Y100     16,418       430,683     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

VIVENDI                 COMMON        92851S105      7,999       148,700     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

WESTVACO                COMMON        961548104      3,186       112,000     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

    COLUMN 1           COLUMN 2        COLUMN 3    COLUMN 4             COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8
----------------    --------------     --------    --------     ------------------------   ----------   --------  ------------------
                                                    VALUE       SHRS OR     SH/    PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
 NAME OF ISSUER     TITLE OF CLASS      CUSIP      (x$1000)     PRN AMT     PRN    CALL    DISCRETION   MANAGERS  SOLE  SHARED  NONE
----------------    --------------     --------    --------     ---------  -----  ------   ----------   --------  ----- ------- ----
------------------------------------------------------------------------------------------------------------------------------------
WILLAMETTE INDUSTRIES   COMMON        969133107     65,223     1,251,400     SH                SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------

WILLAMETTE INDUSTRIES   COMMON        969133107      5,212       100,000     SH       PUT      SOLE                             NONE
------------------------------------------------------------------------------------------------------------------------------------